PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.PROPERTY, PLANT AND EQUIPMENT

The table below sets out costs and accumulated depreciation as at December 31, 2017 and 2016:

	Exploration Equipment	Computer Equipment	Computer Software	Total
Cost
Balance – December 31, 2015	47	7	136	190
Additions	—	3	—	3

Balance – December 31, 2016	47	10	136	193
Additions	20	—	—	20

Balance – December 31, 2017	67	10	136	213

Accumulated Depreciation
Balance – December 31, 2015	28	4	65	97
Depreciation	4	3	35	42

Balance – December 31, 2016	32	7	100	139
Depreciation	6	1	18	25

Balance – December 31, 2017	38	8	118	164

Carrying Amount
As at December 31, 2015	19	3	71	93

As at December 31, 2016	15	3	36	54

As at December 31, 2017	29	2	18	49